Revenue - Sources of revenue (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	R 112,292	R 114,849	R 138,051
Total revenue	112,129	113,684	138,288
Southern Africa (SA)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	82,402	84,736	89,507
United States (US)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	22,960	23,673	45,641
Europe (EU)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	2,784	3,024	3,140
Australia (AUS)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	3,983	2,251	0
Gold mining activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	37,138	30,257	18,812
Gold mining activities | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	24,077	23,327	12,568
PGM mining activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Adjustments relating to provisional pricing	74	(836)	237
Total revenue	59,547	71,090	111,070
PGM mining activities | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	59,682	66,275	84,359
Nickel refining activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	3,626	4,334	4,305
Nickel refining activities | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,784	3,024	3,140
Zinc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Adjustments relating to provisional pricing	(237)	(329)	0
Total revenue	3,765	2,126	0
Zinc | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	4,220	2,580	0
Gold tailings retreatment | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	7,068	5,816	5,274
E-scrap recycling activities | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	6,306	0	0
US PGM recycling activities | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	7,574	13,318	32,267
Stream | Streaming agreements (over time)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	581	509	338
Toll treatment arrangement (SA PGM) | Streaming agreements (over time)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	R 0	R 0	R 105